UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06671

Deutsche Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Global High Income Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Bonds 136.7%
Australia 0.6%
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (Cost $340,000)		340,000	331,500
Austria 0.6%
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		125,000	124,125
144A, 7.75%, 10/28/2020		200,000	205,940

(Cost $325,000)			330,065
Belgium 0.7%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023 (Cost $420,640)		395,000	423,400
Bermuda 4.1%
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		65,000	58,887
144A, 8.25%, 9/30/2020		147,000	143,031
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,200,000	2,233,000

(Cost $2,442,683)			2,434,918
Brazil 2.9%
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		425,000	449,438
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	105,655
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		1,000,000	992,600
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		577,088	0
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	193,200

(Cost $2,863,415)			1,740,893
Canada 10.0%
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		20,000	17,350
144A, 5.625%, 6/1/2024		20,000	17,150
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		35,000	32,900
144A, 5.75%, 3/15/2022		485,000	451,353
144A, 6.0%, 10/15/2022		65,000	61,263
Cascades, Inc., 144A, 5.5%, 7/15/2022		35,000	35,175
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		185,000	186,387
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		72,000	60,300
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	48,750
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		55,000	41,250
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,281,250
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		45,000	46,969
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		675,000	610,875
144A, 7.0%, 3/31/2024		140,000	126,700
Novelis, Inc., 8.75%, 12/15/2020		130,000	139,425
Open Text Corp., 144A, 5.625%, 1/15/2023		65,000	66,788
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,040,375
Valeant Pharmaceuticals International, Inc.:
144A, 6.75%, 8/15/2018		1,115,000	1,186,081
144A, 7.5%, 7/15/2021		245,000	268,275
Videotron Ltd., 5.0%, 7/15/2022		230,000	236,325

(Cost $6,055,901)			5,954,941
Cayman Islands 5.8%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	588,125
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	217,300
Seagate HDD Cayman, 3.75%, 11/15/2018		100,000	103,342
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,055,000	2,142,338
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		425,000	413,578

(Cost $3,374,451)			3,464,683
Chile 4.3%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035		2,000,000	2,272,420
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023		250,000	250,398

(Cost $1,892,638)			2,522,818
Croatia 5.6%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	296,273
144A, 6.375%, 3/24/2021		1,770,000	1,945,000
REG S, 6.625%, 7/14/2020		1,000,000	1,101,880

(Cost $3,035,497)			3,343,153
Dominican Republic 1.9%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,045,470)		1,000,000	1,122,500
France 3.6%
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	150,000	170,771
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	185,000	197,552
Credit Agricole SA, 144A, 7.875%, 1/29/2049		130,000	134,227
Crown European Holdings SA, 144A, 4.0%, 7/15/2022	EUR	310,000	366,617
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	215,000	241,128
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	280,000	335,542
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	100,000	110,175
Numericable-SFR:
144A, 4.875%, 5/15/2019		125,000	125,000
144A, 6.0%, 5/15/2022		200,000	204,580
Societe Generale SA, 144A, 7.875%, 12/29/2049		55,000	54,175
SPCM SA, 144A, 6.0%, 1/15/2022		185,000	191,937

(Cost $2,382,901)			2,131,704
Germany 1.3%
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	330,000	389,681
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	200,000	240,735
Unitymedia Hessen GmbH & Co., KG, 144A, 4.0%, 1/15/2025	EUR	110,000	128,403

(Cost $840,615)			758,819
Greece 0.2%
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (Cost $100,643)		100,000	104,000
Hong Kong 0.9%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (Cost $529,306)		530,000	551,980
Hungary 3.8%
Republic of Hungary, 5.375%, 2/21/2023 (Cost $2,199,077)		2,000,000	2,254,000
Indonesia 2.3%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $1,333,280)		1,300,000	1,358,500
Ireland 0.9%
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	100,000	112,435
144A, 9.125%, 10/15/2020		250,000	265,000
MMC Finance Ltd., 144A, 5.55%, 10/28/2020		200,000	174,540

(Cost $600,816)			551,975
Israel 0.1%
B Communications Ltd., 144A, 7.375%, 2/15/2021 (Cost $60,000)		60,000	62,700
Italy 2.6%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	1,041,633
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	440,000	513,359

(Cost $1,791,701)			1,554,992
Japan 0.2%
Ymobile Corp., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	110,119
Kazakhstan 2.8%
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		250,000	218,765
144A, 7.0%, 5/5/2020		200,000	204,300
Series 2, REG S, 9.125%, 7/2/2018		1,150,000	1,252,350

(Cost $1,570,647)			1,675,415
Latvia 0.9%
Republic of Latvia, 144A, 2.75%, 1/12/2020 (Cost $498,250)		500,000	507,945
Lithuania 3.0%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,193,750
144A, 7.375%, 2/11/2020		500,000	613,750

(Cost $1,522,830)			1,807,500
Luxembourg 10.8%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	241,325
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	211,600
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	220,000
Altice SA, 144A, 7.25%, 5/15/2022	EUR	110,000	130,826
ArcelorMittal, 5.75%, 8/5/2020		330,000	340,725
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,067,625
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	210,000	255,335
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		565,000	557,938
7.25%, 10/15/2020		260,000	272,675
7.5%, 4/1/2021		850,000	901,000
Intelsat Luxembourg SA:
7.75%, 6/1/2021		120,000	118,950
8.125%, 6/1/2023		15,000	15,150
MHP SA, 144A, 8.25%, 4/2/2020		645,000	396,757
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	187,500
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	202,125
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	120,215
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	200,000	236,735
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	425,000	506,306
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	134,260
144A, 6.75%, 8/15/2024	EUR	110,000	139,837
Wind Acquisition Finance SA:
144A, 4.071% **, 7/15/2020	EUR	100,000	110,184
144A, 6.5%, 4/30/2020		30,000	31,200

(Cost $6,938,022)			6,398,268
Marshall Islands 0.2%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022 (Cost $145,000)		145,000	129,050
Mexico 7.1%
Petroleos Mexicanos, 5.5%, 6/27/2044		215,000	216,075
United Mexican States, Series M 10, 8.5%, 12/13/2018	MXN	52,000,000	3,968,138

(Cost $4,628,175)			4,184,213
Netherlands 1.8%
Adria Bidco BV, 144A, 7.875%, 11/15/2020	EUR	270,000	326,869
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	100,000	116,062
EDP Finance BV, 144A, 5.25%, 1/14/2021		395,000	420,766
NXP BV, 144A, 3.75%, 6/1/2018		65,000	65,000
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	130,000	149,471

(Cost $1,146,314)			1,078,168
Panama 3.5%
Republic of Panama, 4.0%, 9/22/2024 (Cost $2,051,795)		2,000,000	2,105,000
Peru 3.5%
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		325,000	321,100
Republic of Peru, 7.35%, 7/21/2025		1,000,000	1,357,500
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	409,500

(Cost $2,073,964)			2,088,100
Philippines 4.4%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,911,798)		1,800,000	2,628,000
Poland 0.7%
Republic of Poland, 3.0%, 3/17/2023 (Cost $406,468)		400,000	409,000
Puerto Rico 0.1%
Popular, Inc., 7.0%, 7/1/2019 (Cost $40,000)		40,000	40,250
Romania 3.7%
Republic of Romania, 144A, 4.375%, 8/22/2023 (Cost $2,148,145)		2,000,000	2,174,000
Serbia 1.9%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		240,305	243,742
144A, 7.25%, 9/28/2021		760,000	869,850

(Cost $962,737)			1,113,592
South Africa 0.9%
Republic of South Africa, 5.875%, 9/16/2025 (Cost $507,059)		450,000	522,000
Sweden 0.9%
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	250,000	313,575
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		210,000	207,900

(Cost $586,442)			521,475
Switzerland 0.3%
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049 (Cost $200,000)		200,000	192,730
Turkey 1.1%
Arcelik AS, 144A, 5.0%, 4/3/2023		435,000	421,950
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		200,000	205,738

(Cost $629,469)			627,688
United States 28.5%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	20,900
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		160,000	171,400
ADT Corp.:
3.5%, 7/15/2022		35,000	31,675
4.125%, 4/15/2019		10,000	9,988
5.25%, 3/15/2020		85,000	86,275
6.25%, 10/15/2021		30,000	31,791
AES Corp., 3.234% **, 6/1/2019		40,000	39,400
Air Lease Corp., 4.75%, 3/1/2020		50,000	53,875
Ally Financial, Inc., 3.5%, 1/27/2019		165,000	163,350
AMC Entertainment, Inc., 5.875%, 2/15/2022		45,000	46,013
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	10,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	72,800
7.0%, 5/20/2022		50,000	52,375
Antero Resources Corp., 144A, 5.125%, 12/1/2022		95,000	90,962
Antero Resources Finance Corp., 5.375%, 11/1/2021		65,000	63,375
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		30,000	26,100
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		45,000	42,188
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		140,000	144,900
Ashland, Inc., 3.875%, 4/15/2018		205,000	209,356
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		160,000	172,800
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		70,000	72,800
144A, 6.125%, 11/1/2023		30,000	31,275
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		35,000	35,700
144A, 5.5%, 4/1/2023		130,000	132,600
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		20,000	20,900
7.75%, 2/15/2019		35,000	36,435
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		35,000	24,150
6.75%, 11/1/2020		60,000	44,100
Berry Plastics Corp., 5.5%, 5/15/2022		100,000	102,250
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		35,000	34,650
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		95,000	83,006
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		80,000	65,200
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		30,000	19,200
Cablevision Systems Corp., 5.875%, 9/15/2022		25,000	25,438
California Resources Corp.:
144A, 5.0%, 1/15/2020		40,000	34,500
144A, 5.5%, 9/15/2021		94,000	78,960
144A, 6.0%, 11/15/2024		10,000	8,138
Calpine Corp.:
5.375%, 1/15/2023		60,000	60,600
5.75%, 1/15/2025		60,000	61,200
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		35,000	34,125
CCOH Safari LLC:
5.5%, 12/1/2022		70,000	70,962
5.75%, 12/1/2024		70,000	70,962
CDW LLC:
5.5%, 12/1/2024		185,000	186,387
6.0%, 8/15/2022		60,000	63,000
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	21,045
Series W, 6.75%, 12/1/2023		35,000	39,069
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		99,000	96,772
144A, 6.375%, 9/15/2020		165,000	171,600
Chaparral Energy, Inc., 7.625%, 11/15/2022		10,000	5,800
Chiquita Brands International, Inc., 7.875%, 2/1/2021		10,000	10,850
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		90,000	94,669
8.75%, 3/15/2018		19,000	19,494
CIT Group, Inc.:
3.875%, 2/19/2019		235,000	234,412
4.25%, 8/15/2017		925,000	936,377
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	71,400
Series B, 6.5%, 11/15/2022		185,000	190,781
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		75,000	75,375
CNH Industrial Capital LLC, 3.25%, 2/1/2017		150,000	148,687
CommScope, Inc., 144A, 5.0%, 6/15/2021		60,000	57,750
Community Health Systems, Inc.:
5.125%, 8/1/2021		10,000	10,388
6.875%, 2/1/2022		45,000	47,796
7.125%, 7/15/2020		35,000	37,275
Concho Resources, Inc., 5.5%, 4/1/2023		65,000	65,000
Continental Resources, Inc., 3.8%, 6/1/2024		65,000	58,767
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		55,000	49,362
144A, 6.75%, 1/1/2020		50,000	49,375
Covanta Holding Corp., 5.875%, 3/1/2024		45,000	46,294
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		30,000	29,175
7.75%, 4/1/2019		145,000	147,900
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		125,000	108,125
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	21,700
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		210,000	210,787
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		55,000	58,162
Dana Holding Corp., 5.5%, 12/15/2024		50,000	50,687
Delphi Corp., 5.0%, 2/15/2023		45,000	47,925
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		80,000	85,600
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	24,008
DISH DBS Corp.:
4.25%, 4/1/2018		50,000	50,875
5.0%, 3/15/2023		75,000	73,687
Ducommun, Inc., 9.75%, 7/15/2018		65,000	69,387
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		15,000	15,450
E*TRADE Financial Corp.:
5.375%, 11/15/2022		50,000	52,500
6.375%, 11/15/2019		65,000	69,550
EarthLink Holdings Corp., 7.375%, 6/1/2020		40,000	40,400
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		115,000	101,775
Endo Finance LLC:
144A, 5.375%, 1/15/2023		55,000	54,175
144A, 5.75%, 1/15/2022		40,000	40,600
144A, 6.0%, 2/1/2025		50,000	51,094
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		25,000	23,000
Entegris, Inc., 144A, 6.0%, 4/1/2022		40,000	40,400
Equinix, Inc.:
5.375%, 1/1/2022		65,000	67,275
5.375%, 4/1/2023		120,000	124,500
5.75%, 1/1/2025		50,000	52,000
EV Energy Partners LP, 8.0%, 4/15/2019		35,000	30,363
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		30,000	31,575
First Data Corp.:
144A, 6.75%, 11/1/2020		43,000	46,010
144A, 7.375%, 6/15/2019		55,000	57,681
144A, 8.75%, 1/15/2022		115,000	123,625
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		10,000	9,875
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		50,000	53,000
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,100
Frontier Communications Corp.:
6.25%, 9/15/2021		40,000	41,200
6.875%, 1/15/2025		40,000	40,550
7.125%, 1/15/2023		160,000	166,000
8.125%, 10/1/2018		600,000	672,750
Gates Global LLC, 144A, 6.0%, 7/15/2022		45,000	42,188
GenCorp, Inc., 7.125%, 3/15/2021		70,000	73,622
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		150,000	161,062
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		80,000	79,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		90,000	96,750
HCA, Inc.:
5.25%, 4/15/2025		45,000	49,050
5.375%, 2/1/2025		110,000	113,025
6.5%, 2/15/2020		165,000	185,625
7.5%, 2/15/2022		120,000	140,628
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		75,000	77,250
7.5%, 7/15/2020		30,000	31,425
11.5%, 7/15/2020		30,000	34,200
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		125,000	117,422
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		45,000	40,500
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	27,063
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	42,750
7.625%, 6/15/2021		30,000	32,625
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		110,000	114,125
Huntsman International LLC, 5.125%, 4/15/2021	EUR	310,000	366,799
iHeartCommunications, Inc., 9.0%, 12/15/2019		125,000	121,875
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,650
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	101,125
5.75%, 5/15/2016		15,000	15,577
6.25%, 5/15/2019		35,000	38,588
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		95,000	97,850
144A, 8.25%, 2/1/2020		80,000	84,150
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		10,000	8,250
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	30,750
Level 3 Communications, Inc., 144A, 5.75%, 12/1/2022		80,000	80,600
Level 3 Financing, Inc.:
144A, 5.375%, 8/15/2022		175,000	177,625
6.125%, 1/15/2021		30,000	31,125
8.125%, 7/1/2019		15,000	15,919
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		55,000	57,819
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		10,000	9,988
144A, 7.0%, 9/1/2020		70,000	74,725
Mediacom Broadband LLC, 5.5%, 4/15/2021		10,000	10,025
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		45,000	40,950
Meritor, Inc.:
6.25%, 2/15/2024		50,000	50,625
6.75%, 6/15/2021		60,000	62,250
MGM Resorts International:
6.0%, 3/15/2023		80,000	80,800
6.75%, 10/1/2020		83,000	87,772
7.625%, 1/15/2017		55,000	59,125
Micron Technology, Inc., 144A, 5.25%, 8/1/2023 (b)		80,000	80,050
Moog, Inc., 144A, 5.25%, 12/1/2022		45,000	45,900
Morgan Stanley, Series H, 5.45%, 7/29/2049		35,000	35,572
MPT Operating Partnership LP, (REIT), 5.75%, 10/1/2020	EUR	185,000	225,251
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		60,000	63,450
NCR Corp.:
5.875%, 12/15/2021		10,000	10,325
6.375%, 12/15/2023		25,000	26,125
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		50,000	47,500
Nortek, Inc., 8.5%, 4/15/2021		70,000	74,375
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	8,650
NRG Energy, Inc., Series WI, 6.25%, 5/1/2024		185,000	184,537
Oshkosh Corp., 5.375%, 3/1/2022		37,000	37,925
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		35,000	36,838
Penske Automotive Group, Inc., 5.375%, 12/1/2024		185,000	188,237
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		30,000	30,750
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	49,875
Ply Gem Industries, Inc., 6.5%, 2/1/2022		100,000	96,225
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		25,000	24,438
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023 (b)	EUR	130,000	148,736
Regency Energy Partners LP:
5.0%, 10/1/2022		30,000	31,350
5.875%, 3/1/2022		5,000	5,475
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		130,000	132,925
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		50,000	48,500
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		10,000	8,750
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		85,000	84,469
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		225,000	225,281
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	4,925
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	35,700
144A, 5.125%, 12/1/2024		15,000	15,394
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	19,950
Seventy Seven Energy, Inc., 6.5%, 7/15/2022		10,000	3,975
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		50,000	47,500
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		40,000	41,000
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		65,000	66,462
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	52,800
Sprint Communications, Inc.:
6.0%, 11/15/2022		60,000	55,950
144A, 7.0%, 3/1/2020		60,000	65,400
144A, 9.0%, 11/15/2018		195,000	224,737
Sprint Corp., 7.125%, 6/15/2024		240,000	233,400
Starz LLC, 5.0%, 9/15/2019		30,000	30,525
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		20,000	20,575
6.464%, 4/28/2019		60,000	62,175
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		25,000	24,375
144A, 5.0%, 1/15/2018		170,000	173,366
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		80,000	81,700
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		65,000	66,605
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	63,300
Titan International, Inc., 6.875%, 10/1/2020		115,000	99,044
TransDigm, Inc.:
6.0%, 7/15/2022		60,000	59,850
6.5%, 7/15/2024		35,000	35,438
7.5%, 7/15/2021		205,000	217,300
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		35,000	33,338
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		35,000	24,675
Triumph Group, Inc., 5.25%, 6/1/2022		30,000	29,550
Tronox Finance LLC, 6.375%, 8/15/2020		45,000	44,550
U.S. Foods, Inc., 8.5%, 6/30/2019		15,000	15,806
United Rentals North America, Inc., 7.375%, 5/15/2020		180,000	193,725
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	10,725
Valeant Pharmaceuticals International, Inc., 144A, 6.375%, 10/15/2020		60,000	63,450
Whiting Petroleum Corp., 5.75%, 3/15/2021		65,000	61,831
Windstream Corp.:
6.375%, 8/1/2023		45,000	41,456
7.75%, 10/1/2021		720,000	730,800
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		80,000	85,100
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,200
144A, 5.625%, 10/1/2024		15,000	16,088
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		25,000	25,938
Zayo Group LLC:
144A, 6.0%, 4/1/2023		60,000	60,300
8.125%, 1/1/2020		27,000	28,620

(Cost $16,930,110)			16,935,044
Uruguay 7.7%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	4,556,859
Venezuela 0.5%
Republic of Venezuela, 7.65%, 4/21/2025 (Cost $627,098)		900,000	290,250

Total Bonds (Cost $81,902,217)			81,092,207
Loan Participations and Assignments 6.7%
Senior Loans ***
Canada 0.6%
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		103,688	100,771
Valeant Pharmaceuticals International, Inc.:
Series D2, Term Loan B, 3.5%, 2/13/2019		137,133	136,394
Series C2, Term Loan B, 3.5%, 12/11/2019		132,847	132,100

(Cost $374,062)			369,265
United States 6.1%
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		128,753	128,612
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		189,050	185,476
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		49,750	49,688
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		70,000	69,431
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		88,869	88,648
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		141,701	139,099
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		45,000	45,103
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		49,500	49,533
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		109,450	109,114
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		19,650	19,632
First Data Corp., Term Loan, 4.168%, 3/24/2021		85,000	84,176
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		69,474	68,611
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		665,000	667,497
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		92,105	91,134
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		203,089	203,064
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		135,000	134,016
Term Loan B5, 4.5%, 1/31/2022		120,000	120,328
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		312,390	309,623
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		306,728	302,383
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		116,748	114,371
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		69,475	67,695
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		99,000	98,381
Spansion LLC, Term Loan, 3.75%, 12/19/2019		44,661	44,252
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		109,677	106,319
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		29,775	29,812
Weight Watchers International, Inc., Term Loan B1, 3.17%, 4/2/2016		128,367	123,660
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019		179,649	179,256

(Cost $3,650,769)			3,628,914

Total Loan Participations and Assignments (Cost $4,024,831)			3,998,179

		Shares	Value ($)
Preferred Stock 0.1%
United States
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $46,589)		47	47,237

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating – 3-LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $29,610)		600,000	1,344

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $86,003,247) †		143.5	85,138,967
Notes Payable		(48.0)	(28,500,000)
Other Assets and Liabilities, Net		4.5	2,686,731

Net Assets		100.0	59,325,698

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	25,000	14,855	23,000
Independencia International Ltd.*	12.0%	12/30/2016	577,088	1,014,646	0
				1,029,501	23,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill. These securities are shown at their current rate as of January 31, 2015.

***
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of January 31, 2015.

†
The cost for federal income tax purposes was $86,003,252.  At January 31, 2015, net unrealized depreciation for all securities based on tax cost was $864,285.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,241,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,105,412.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2015 is 0.25%.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At January 31, 2015, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (c)

Call Options
Receive Fixed - 4.22% - Pay Floating – 3-Month LIBOR	4/22/2016 4/22/2026	600,000	1	4/20/2016	21,390	(510)

(c)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2015 was $20,880.

At January 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/20/2013 9/20/2018	50,000	2	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	5,679	3,246	2,433
12/22/2014 3/20/2020	115,000	2	5.0%	General Motors Co., 6.25%, 10/2/2043, BBB-	18,756	18,785	(29)

Total net unrealized appreciation	2,404

(d)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties
1	Nomura International PLC
2	Credit Suisse
As of January 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

ZAR	3,000,000	USD	260,475	2/10/2015	3,236	UBS AG
MXN	58,800,000	USD	3,975,975	3/31/2015	68,479	JPMorgan Chase Securities, Inc.
EUR	5,995,000	USD	7,062,410	4/13/2015	283,488	Bank of America
EUR	130,000	USD	153,273	4/13/2015	6,274	UBS AG
EUR	130,000	USD	147,075	4/13/2015	75	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					361,552

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	146,984	EUR	130,000	2/2/2015	(82)	JPMorgan Chase Securities, Inc.
USD	258,558	ZAR	3,000,000	2/10/2015	(1,319)	Citigroup, Inc.
Total unrealized depreciation					(1,401)

Currency Abbreviations

BRL	Brazilian Real	USD	United States Dollar
EUR	Euro	ZAR	South African Rand
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Bonds	$—	$81,092,207	$0	$81,092,207
Loan Participations and Assignments	—	3,968,367	29,812	3,998,179
Preferred Stock (f)	—	47,237	—	47,237
Derivatives (g)
Purchased Options	—	1,344	—	1,344
Credit Default Swap Contracts	—	2,433	—	2,433
Forward Foreign Currency Exchange Contracts	—	361,552	—	361,552

Total	$—	$85,473,140	$29,812	$85,502,952

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Written Options	$—	$(510)	$—	$(510)
Credit Default Swap Contracts	—	(29)	—	(29)
Forward Foreign Currency Exchange Contracts	—	(1,401)	—	(1,401)

Total	$—	$(1,940)	$—	$(1,940)

During the period ended January 31, 2015, the amount of transfers between Level 2 and Level 3 was $29,925. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on credit default swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$2,404	$—	$—
Foreign Exchange Contracts	$—	$360,151	$—
Interest Rate Contracts	$—	$—	$(7,386)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015